Investment Objectives and Goals - Recurrent MLP & Infrastructure Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks total return including substantial current income from a portfolio of MLP and energy infrastructure investments.